THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value

Canada — 1.5%
Canadian Pacific Railway	5,110	$1,555,637

Denmark — 1.9%
Novo Nordisk ADR	29,445	2,044,366

France — 2.1%
LVMH Moet Hennessy Louis Vuitton ADR	23,670	2,230,424

Netherlands — 2.4%
ASML Holding, Cl G	6,825	2,520,268

Switzerland — 3.4%
Nestle ADR	16,928	2,018,749
Roche Holding ADR	37,990	1,626,352

		3,645,101

United States — 88.3%
Communication Services — 11.6%
Alphabet, Cl C *	3,245	4,768,852
Comcast, Cl A	48,641	2,250,133
Facebook, Cl A *	20,165	5,281,213

		12,300,198

Consumer Discretionary — 8.1%
Amazon.com *	1,810	5,699,201
McDonald’s	5,823	1,278,090
NIKE, Cl B	12,475	1,566,112

		8,543,403

Consumer Staples — 9.9%
Altria Group	30,312	1,171,256
Coca-Cola	44,252	2,184,721
Estee Lauder, Cl A	14,257	3,111,590
PepsiCo	14,245	1,974,357
Philip Morris International	26,974	2,022,780

		10,464,704

Energy — 1.6%
Chevron	16,952	1,220,544

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)
Energy — (continued)
Enterprise Products Partners (A)	29,580	$467,068

		1,687,612

Financials — 11.9%
Berkshire Hathaway, Cl B *	1,794	382,014
BlackRock, Cl A	4,420	2,490,891
Chubb	9,831	1,141,576
Intercontinental Exchange	19,900	1,990,995
JPMorgan Chase	19,469	1,874,281
Progressive Corp	21,500	2,035,405
S&P Global	7,273	2,622,644

		12,537,806

Health Care — 9.0%
Abbott Laboratories	25,230	2,745,781
AbbVie	11,813	1,034,701
Intuitive Surgical *	2,630	1,866,090
Masimo *	5,000	1,180,300
UnitedHealth Group	8,520	2,656,280

		9,483,152

Industrials — 4.2%
Otis Worldwide	6,775	422,895
Raytheon Technologies	13,551	779,725
Union Pacific	10,088	1,986,025
Verisk Analytics, Cl A	6,900	1,278,639

		4,467,284

Information Technology †† — 27.8%
Adobe *	2,925	1,434,508
Apple	70,116	8,120,134
Automatic Data Processing	3,865	539,129
Broadridge Financial Solutions	5,000	660,000
Intuit	3,850	1,255,908
Mastercard, Cl A	4,635	1,567,418
Microsoft	38,950	8,192,354
Texas Instruments	26,661	3,806,924
Visa, Cl A	19,110	3,821,426

		29,397,801

Materials — 4.2%
Air Products & Chemicals	10,564	3,146,593

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Materials — (continued)
Sherwin-Williams	1,905	$1,327,290

		4,473,883

		93,355,843

TOTAL COMMON STOCK (Cost $40,945,947)		105,351,639

SHORT-TERM INVESTMENTS (B) — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier,0.010%	55,010	55,010
SEI Daily Income Trust,Government Fund, Cl F, 0.010%	242,939	242,939

TOTAL SHORT-TERM INVESTMENTS (Cost $297,949)		297,949

TOTAL INVESTMENTS— 99.9% (Cost $41,243,896)		$105,649,588

Percentages are based on Net Assets of $105,767,151.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At September 30, 2020, such securities amounted to $467,068, or 0.4% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1400

3